Segment Information - Narrative (Details) record in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019 segment customer sites	Dec. 31, 2018 record	Apr. 30, 2019	Oct. 16, 2017
Segment Reporting Information [Line Items]
Number of business records | record		300
Ceridian
Segment Reporting Information [Line Items]
Ownership interest, equity method investment (as a percent)	21.70%
Dun And Bradstreet
Segment Reporting Information [Line Items]
Ownership interest, equity method investment (as a percent)	24.30%		24.30%
ABRH
Segment Reporting Information [Line Items]
Ownership interest, controlling interest (as percent)	65.40%
99 Restaurants
Segment Reporting Information [Line Items]
Ownership interest, controlling interest (as percent)	88.50%
T-System
Segment Reporting Information [Line Items]
Ownership interest, controlling interest (as percent)				97.00%
Number of businesses | segment	2
T-System | T-System Coding Software & Outsourced Solutions
Segment Reporting Information [Line Items]
Number of customers (more than) | customer	75
Number of sites | sites	400
T-System | Software Solutions | T-System Clinical Documentation
Segment Reporting Information [Line Items]
Number of customers (more than) | customer	240
Number of sites | sites	450
T-System | T-Sheet | T-System Clinical Documentation
Segment Reporting Information [Line Items]
Number of customers (more than) | customer	200
Number of sites | sites	475